OPERATING SEGMENTS (Schedule of Revenues and Operating Loss by Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 1,040	$ 753	$ 1,747
Operating loss	(24,814)	(21,166)	(19,989)
Net financing income (expenses)	(1,360)	2,075	(793)
Loss before taxes on income	(26,174)	(19,091)	(20,782)
Agriculture [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	847	651	1,641
Operating loss	(8,687)	(10,062)	(7,674)
Industry [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	33	26	106
Operating loss	(333)	(419)	(456)
Human [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	75
Operating loss	(4,669)	(3,219)	(1,608)
Unallocated [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	85	76
Operating loss	$ (11,125)	$ (7,466)	$ (10,251)